CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Goodwill	€ 2,074.4	€ 2,047.8
Intangible assets, net	97.8	105.8
Property, plant and equipment, net	114.6	95.5
Right-of-use asset	251.9	184.5
Equity accounted investees	75.4	39.8
Deferred income taxes	178.0	150.8
Other non-current financial assets	66.2	65.7
Total non-current assets	2,858.3	2,689.9
Trade receivables, net	1,038.4	1,059.1
Contract assets	331.8	271.8
Income taxes receivable	55.5	69.5
Advances paid to suppliers	154.5	87.5
Due from TechnipFMC	0.0	121.8
Other current assets	302.2	384.6
Cash and cash equivalents	3,638.6	3,189.7
Total current assets	5,521.0	5,184.0
TOTAL ASSETS	8,379.3	7,873.9
EQUITY AND LIABILITIES
Issued capital	1.8	0.0
Additional paid-in capital	941.6	0.0
Treasury shares	(22.5)	0.0
Invested equity and retained earnings	655.1	1,993.9
Accumulated other comprehensive income (loss)	(99.8)	(184.1)
Equity attributable to Technip Energies Group	1,476.2	1,809.8
Non-controlling interests	30.2	16.0
Total equity	1,506.4	1,825.8
Long-term debt, less current portion	594.1	0.0
Lease liability - non-current	236.9	202.3
Deferred income taxes - liabilities	13.0	24.0
Accrued pension and other post-retirement benefits, less current portion	127.7	124.2
Non-current provisions	60.7	26.1
Other non-current financial liabilities	64.2	117.4
Total non-current liabilities	1,096.6	494.0
Short-term debt	89.2	402.4
Lease liability - current	68.9	42.0
Accounts payable, trade	1,497.1	1,259.4
Contract liabilities	3,206.5	3,025.4
Accrued payroll	232.3	189.1
Income taxes payable	80.8	35.8
Current provisions	90.5	120.6
Due to TechnipFMC	0.0	77.2
Other current liabilities	511.0	402.2
Total current liabilities	5,776.3	5,554.1
Total liabilities	6,872.9	6,048.1
TOTAL EQUITY AND LIABILITIES	€ 8,379.3	€ 7,873.9